Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Doubtful Accounts - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at the beginning of the year/period	¥ 614,246	¥ 557,073
Provision for the year/period	24,895	57,423
Receivables written off for the year/period	(6,201)	(250)
Balance at the end of the year/period	¥ 632,940	¥ 614,246